UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/10

Check Here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  28-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

Nathan K. Snodgrass     Schaumburg, Il     10/06/10
-------------------     --------------     --------

Report Type:

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         51

Form 13F Information Table Value Total (x1000): 123,227

List of Other Included Managers:            NONE

FORM 13F INFORMATION TABLE

                                   TITLE                    VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS     CUSIP      (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------           --------     ---------  --------  -------  ---  ----  -------  --------  ------  ------  -------
Abbott Laboratories                COM          002824100    3,432    65,705  SH         SOLE                9,242  0        56,463
Aecom Technology Corp              COM          00766T100      863    35,587  SH         SOLE                4,481  0        31,106
AEROPOSTALE INC                    COM          007865108      862    37,088  SH         SOLE                4,426  0        32,662
AFLAC Inc.                         COM          001055102    3,595    69,528  SH         SOLE                9,396  0        60,132
Altera Corporation                 COM          021441100    1,029    34,130  SH         SOLE                4,156  0        29,974
Amgen Incorporated                 COM          031162100    1,326    24,055  SH         SOLE                3,271  0        20,784
Arch Coal Inc                      COM          039380100    3,837   143,643  SH         SOLE               21,058  0       122,585
Autoliv Inc                        COM          052800109    3,826    58,563  SH         SOLE                8,341  0        50,222
Autozone Inc                       COM          053332102    4,346    18,986  SH         SOLE                2,988  0        15,998
Bb&T Corporation                   COM          054937107    2,671   110,931  SH         SOLE               17,774  0        93,157
Berkshire Hathaway Cl A            COM          084670108    1,370        11  SH         SOLE                    3  0             8
Berkshire Hathaway Cl B            COM          084670207    2,578    31,184  SH         SOLE                2,365  0        28,819
Chevrontexaco Corp                 COM          166764100    3,730    46,025  SH         SOLE                6,631  0        39,394
Cisco Systems Inc                  COM          17275R102    2,938   134,148  SH         SOLE               17,837  0       116,311
Coca Cola Company                  COM          191216100      278     4,744  SH         SOLE                       0         4,744
Colgate-Palmolive Co               COM          194162103      216     2,814  SH         SOLE                       0         2,814
Corning Inc                        COM          219350105    3,328   182,073  SH         SOLE               24,583  0       157,490
CSX Corp                           COM          126408103    3,642    65,838  SH         SOLE               10,297  0        55,541
Cummins Inc                        COM          231021106    4,887    53,949  SH         SOLE                7,996  0        45,953
DPL Inc.                           COM          233293109    3,179   121,669  SH         SOLE               16,050  0       105,619
Dreamworks Animation Inc           COM          26153C103      767    24,045  SH         SOLE                2,886  0        21,159
Edwards Lifesciences Cp            COM          28176E108    1,678    25,031  SH         SOLE                3,594  0        21,437
EXPRESS SCRIPTS                    COM          302182100    3,226    66,242  SH         SOLE                8,994  0        57,248
Exxon Mobil Corporation            COM          30231G102    3,762    60,885  SH         SOLE                6,528  0        54,357
Family Dollar Stores Inc           COM          307000109    4,073    92,225  SH         SOLE               13,379  0        78,846
First Solar Inc Com                COM          336433107    1,086     7,373  SH         SOLE                  860  0         6,513
Fiserv Inc                         COM          337738108    3,540    65,781  SH         SOLE                8,996  0        56,785
Flextronics Intl Ltd               COM          Y2573F102    3,067   507,769  SH         SOLE               69,507  0       438,262
Franklin Resources Inc             COM          354613101    3,135    29,330  SH         SOLE                4,098  0        25,232
Gamestop Corp Cl A New             COM          36467W109      852    43,233  SH         SOLE                5,117  0        38,116
Garmin Ltd                         COM          G37260109      203     6,700  SH         SOLE                       0         6,700
Gilead Sciences Inc                COM          375558103      819    22,994  SH         SOLE                2,288  0        20,706
Google Inc Class A                 COM          38259P508    3,410     6,486  SH         SOLE                  873  0         5,613
Hewlett-Packard Company            COM          428236103    2,924    69,504  SH         SOLE                9,268  0        60,236
I H S Inc                          COM          451734107    1,195    17,579  SH         SOLE                2,278  0        15,301
Intel Corp                         COM          458140100    2,954   153,861  SH         SOLE               20,708  0       133,153
Ishares Silver Trust               COM          46428Q109      570    26,747  SH         SOLE                5,630  0        21,117
Medcohealth Solutions              COM          58405U102    3,151    60,529  SH         SOLE                8,702  0        51,827
Nice Systems Ltd Adr               COM          653656108      933    29,822  SH         SOLE                3,693  0        26,129
Oracle Corporation                 COM          68389X105    3,724   138,705  SH         SOLE               19,547  0       119,158
Perrigo Co                         COM          714290103    3,869    60,252  SH         SOLE                7,998  0        52,254
Powershares Db Commodity Index     COM          73935S105      387    16,058  SH         SOLE                1,247  0        14,811
Powershs Agriculture ETF           COM          73936B408    2,319    84,376  SH         SOLE               19,316  0        65,060
Powershs Base Metals ETF           COM          73936B705    1,756    80,177  SH         SOLE               18,184  0        61,993
Powershs Energy ETF                COM          73936B101    2,843   117,679  SH         SOLE               26,095  0        91,584
Smucker J M Co New                 COM          832696405    3,342    55,213  SH         SOLE                7,774  0        47,439
Teco Energy Inc                    COM          872375100    3,727   215,181  SH         SOLE               32,502  0       182,679
Tupperware Corporation             COM          899896104    3,114    68,061  SH         SOLE                9,632  0        58,429
United Parcel Service B            COM          911312106      887    13,303  SH         SOLE                       0        13,303
Wolverine World Wide Inc           COM          978097103      931    32,096  SH         SOLE                4,081  0        28,015
Zimmer Holdings Inc                COM          98956P102    3,045    58,183  SH         SOLE                7,906  0        50,277